Derivative Instruments - Summary of Notional Amounts (Parenthetical) (Detail) - CAD ($) $ in Billions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [abstract]
Derivatives centrally cleared amount	$ 1,596.7	$ 1,064.5
Derivatives centrally cleared amount	94.2	33.8
Derivatives centrally cleared amount	$ 184.8	$ 185.8